SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 21,539,347	$ 25,456,775	$ 55,339,277
Percentage of the Group's revenue	100.00%	100.00%	100.00%
Trade receivables – contracts with customers	$ 1,638,529	$ 4,963,636	$ 6,184,970
Percentage of the Group's accounts receivable	100.00%	100.00%	100.00%
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 3,738,420	$ 352,182
Percentage of the Group's revenue	17.40%	1.40%
Trade receivables – contracts with customers	$ 1,104,043
Percentage of the Group's accounts receivable	67.40%
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,965,123	$ 569,270
Percentage of the Group's revenue	13.80%	2.20%
Trade receivables – contracts with customers	$ 169,616	$ 13,962	$ 381,423
Percentage of the Group's accounts receivable	10.40%	0.30%	6.20%
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,311,102
Percentage of the Group's revenue	10.70%
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 7,188,782	$ 10,810,773
Percentage of the Group's revenue		28.20%	19.50%
Trade receivables – contracts with customers		$ 2,738,407
Percentage of the Group's accounts receivable		55.20%
Customer F [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 261,155	$ 5,528,442
Percentage of the Group's revenue		1.00%	10.00%
Trade receivables – contracts with customers			$ 2,440,997
Percentage of the Group's accounts receivable			39.50%
Customer E [member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers		$ 1,105,487
Percentage of the Group's accounts receivable		22.30%
Customer G [member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers			$ 946,070
Percentage of the Group's accounts receivable			15.30%
Customer H [member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers			$ 780,427
Percentage of the Group's accounts receivable			12.60%
Customer I [member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers			$ 730,553
Percentage of the Group's accounts receivable			11.80%